BMW Vehicle Owner Trust 2022-A

Accrued Interest Date:	6/25/24	Collection Period Ending:	6/30/24
Current Payment Date:	7/25/24	Period:	26

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,652,928,130.30	$494,575,643.56	$465,773,809.23

Yield Supplement Overcollateralization Amount	$114,466,501.62	$19,338,865.81	$17,659,011.01

Adjusted Pool Balance	$1,538,461,628.68	$475,236,777.75	$448,114,798.22

Reserve Account	$3,846,154.07	$3,846,154.07	$3,846,154.07

Overcollateralization	$38,461,628.68	$38,461,540.72	$38,461,540.72

Notes				Ratio

Class A-1 Notes	$333,000,000.00	-	-	0.0%

Class A-2a Notes	$300,000,000.00	-	-	0.0%

Class A-2b Notes	$230,000,000.00	-	-	0.0%

Class A-3 Notes	$530,000,000.00	$329,775,237.03	$302,653,257.50	73.9%

Class A-4 Notes	$107,000,000.00	$107,000,000.00	$107,000,000.00	26.1%
	$1,500,000,000.00	$436,775,237.03	$409,653,257.50	100.0%

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$1,161,996.50
Servicer Advances	52,938.42
Servicer Advance Reimbursement	43,335.73

Administrative Purchase Payment	0.00
Warranty Purchase Payment	1,429.48
Recoveries	5,693.96

Investment Earnings from Reserve Account	16,570.99
Investment Earnings from Collection Account	0.00

Total Available Interest	$1,195,293.62

Available Principal:
Principal Collection on Receivables

Receipts of Scheduled Principal	$21,416,513.66
Receipts of Pre-Paid Principal	7,055,955.87

Liquidation Proceeds	123,909.75
Administrative Purchase Payment	0.00
Warranty Purchase Payment	144,624.74

Total Available Principal	$28,741,004.02

Advances from the Reserve Account	$0.00
Release from the Reserve Fund Account	$0.00

Total Available Funds	$29,936,297.64

Distributions:

Servicing Fees	$412,146.37
Non-recoverable Servicer Advance Reimbursement	4,499.88
Noteholder's Accrued and Unpaid Interest	1,188,882.09
First Priority Principal Distribution Amount to Noteholders	0.00
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	27,121,979.53

Amounts paid to Indenture Trustee, Owner Trustee and Asset	3,000.00
Representations Reviewer (subject to annual cap)
Amounts paid to Indenture Trustee, Owner Trustee and Asset	0.00
Representations Reviewer (not subject to annual cap)

Certificate Distribution Account (any remaining payments)	1,205,789.77

Total Distributions	$29,936,297.64

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$494,575,643.56

Monthly Principal Received
Regular Principal Received	$21,416,513.66
Prepaid Principal Received	7,055,955.87
Liquidation Proceeds	123,909.75
Principal Balance Allocable to Gross Charge-offs	60,830.31
Principal Portion of Repurchased Receivables	144,624.74
Total Monthly Principal Amounts	$28,801,834.33

Ending Receivable Principal Balance	$465,773,809.23

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer

Indenture Trustee
Amount due and payable to Indenture Trustee before giving effect to payments on current Payment Date:	$3,000.00
Amount due and payable to Indenture Trustee after giving effect to payments on current Payment Date:	0.00

Owner Trustee
Amount due and payable to Owner Trustee before giving effect to payments on current Payment Date:	-
Amount due and payable to Owner Trustee after giving effect to payments on current Payment Date:	0.00

Asset Representations Reviewer Trustee
Amount due and payable to Asset Representations Reviewer before giving effect to payments on current Payment Date:	-

Amount due and payable to Asset Representations Reviewer after giving effect to payments on current Payment Date:	0.00

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			1.35100%	$0.00	0.00
Class A-2a Notes			2.52000%	$0.00	0.00
Class A-2b Notes			0.00000%	$0.00	0.00
Class A-3 Notes			3.21000%	$882,148.76	1.66
Class A-4 Notes			3.44000%	$306,733.33	2.87
				$1,188,882.09

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	-	-	0.00	0.00
Class A-2a Notes	-	-	-	0.00	0.00
Class A-2b Notes	-	-	-	0.00	0.00
Class A-3 Notes	$329,775,237.03	$27,121,979.53	$302,653,257.50	51.17	0.57
Class A-4 Notes	$107,000,000.00	-	$107,000,000.00	0.00	1.00
	436,775,237.03	27,121,979.53	409,653,257.50

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization Amount

Previous Distribution Date Required Amount	19,338,865.81
Beginning Period Amount	19,338,865.81
Current Distribution Date Required Amount	17,659,011.01
Current Period Release	1,679,854.80
Ending Period Amount	17,659,011.01

Reserve Account

Beginning Period Required Amount	$3,846,154.07
Beginning Period Amount	3,846,154.07
Net Investment Earnings	16,570.99
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	3,846,154.07
Release to Depositor	16,570.99
Ending Period Amount	$3,846,154.07

Overcollateralization

Beginning Period Overcollateralization Amount	$38,461,540.72
Target Overcollateralization Amount	$38,461,540.72
Ending Period Over Collateralization Amount	$38,461,540.72
Current Period Release	$0.00

Receivables Data

		Beginning Period	Ending Period
Number of Receivables		30,247	29,396
Weighted Average Remaining Term		27.43	26.64
Weighted Average Annual Percentage Rate		2.88%	2.89%

Delinquencies as of the end of the Current Period
	Units	Dollar Amount	% of Ending Rec Prin Bal
30-59 Days	139	$3,286,998.96	0.71%
60-89 Days	60	1,492,326.93	0.32%
90-119 Days	16	444,288.37	0.10%
120+ Days	4	93,978.82	0.02%

Total 30+ Days Past Due as of the end of the current period	219	$5,317,593.08	1.14%
Total 60+ Days Past Due as of the end of the current period	80	$2,030,594.12	0.44%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			1.04%
Total 30+ Days Past Due as of the end of the 2nd preceding period			1.00%
Total 30+ Days Past Due as of the end of the 3rd preceding period			0.92%

Repossessions		Units	Dollar Amount
Beginning Period Repossessed Receivables Balance		13	464,254.57
Ending Period Repossessed Receivables Balance		16	584,653.17
Principal Balance of 90+ Day Repossessed Vehicles		2	61,052.22

Write-offs as of the end of the Current Period		Units	Dollar Amount
Gross Principal Write-offs		6	60,830.31
Recoveries		4	5,693.96
Net Write-Offs			55,136.35
Cumulative Net Write-offs		73	$924,399.72
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.19%
Charge Off Rate **			0.06%
Avg of Net Write-offs ***			$12,663.01

Historical Loss Information

Write-offs as of the end of the Prior Period	Units	Dollar Amount
Gross Principal Write-offs	8	79,834.20
Recoveries	3	11,435.74
Net Write-Offs		68,398.46
Cumulative Net Write-offs	67	$869,263.37
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.17%
Charge Off Rate **		0.05%
Avg of Net Write-offs ***		$12,974.08

Write-offs as of the end of the 2nd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	5	70,825.98
Recoveries	4	770.00
Net Write-Offs		70,055.98
Cumulative Net Write-offs	59	$800,864.91
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.15%
Charge Off Rate **		0.05%
Avg of Net Write-offs ***		$13,573.98

Write-offs as of the end of the 3rd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	7	75,273.56
Recoveries	2	1,054.80
Net Write-Offs		74,218.76
Cumulative Net Write-offs	54	$730,808.93
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.13%
Charge Off Rate **		0.04%
Avg of Net Write-offs ***		$13,533.50

*Ratio of Cumulative Net Write-offs to Avg Portfolio Balance is calculated by dividing the Cumulative Net Write-offs for the period by the Avg Portfolio Balance for the period.
Avg Portfolio Balance for a period is equal to the average of the Beginning Receivable Principal Balance and the Ending Receivable Principal Balance for such period.
**Charge Off Rate is calculated by dividing Cumulative Net Write-offs by initial Pool Balance as of the Cut-off Date.
*** Average of Net Write-offs is calculated by dividing Cumulative Net Write-offs by the aggregate number of Receivables that have experienced a net write-off.